Net Loss per Share	9 Months Ended
Sep. 30, 2022
Net Loss Per Share
Net Loss Per Share
15.	Net Loss per Share
For the nine months ended September 30, 2021 and 2022, the Company had potential ordinary shares, including share options granted and ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, where applicable. As the Group incurred losses for the nine months ended September 30, 2021 and 2022, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share.
For the nine months ended September 30, 2021, the numbers of share options and the number of ordinary shares issuable upon the conversion of the April 2026 Notes and 2027 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 13,143,917 shares, 19,164,376 shares and 19,641,280 shares, respectively.
For the nine months ended September 30, 2022, the numbers of share options and the number of ordinary shares issuable upon the conversion of the April 2026 Notes, 2027 Notes and December 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 2,581,321 shares, 17,347,747 shares, 19,641,256 shares and 15,013,771 shares, respectively.
The following table sets forth the computation of basic and diluted net loss per share for the nine months ended September 30, 2021 and 2022:

	For the Nine Months Ended September 30,
	2021	2022

	RMB in thousands, except for share and per share data
Numerator:
Net loss	(4,712,972)	(6,010,617)
Net loss attributable to noncontrolling interests	11,758	8,258

Net loss attributable to Bilibili Inc.’s shareholders for basic/dilutive net loss per share calculation	(4,701,214)	(6,002,359)

Denominator:
Weighted average number of ordinary shares outstanding, basic	376,073,065	394,452,475
Weighted average number of ordinary shares outstanding, diluted	376,073,065	394,452,475
Net loss per share, basic	(12.50)	(15.22)
Net loss per share, diluted	(12.50)	(15.22)